Other Financial Instruments and Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018		Apr. 30, 2017	Apr. 30, 2016
Fair Value Disclosures [Abstract]
Company's Municipal bond mature in 2019	$ 1.4
Company's Municipal bond mature in 2020	1.7
Company's Municipal bond mature in 2021	4.9
Company's Municipal bond mature in 2022	1.0
Company's Municipal bond mature in 2023 and beyond	27.1
Impairment charges	176.9
Other intangible assets impairment charges	31.9		$ 133.2	$ 0.0
Goodwill impairment charge	$ 145.0	[1]	$ 0.0	$ 0.0

[1]	There have been no goodwill impairment charges recognized in prior periods.